COMMITMENTS AND CONTINGENCIES (Details) - MG Cleaners Llc [Member]	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 24,000
Operating Leases, Future Minimum Payments, Due in Two Years	36,000
Operating Leases, Future Minimum Payments, Due in Three Years	36,000
Operating Leases, Future Minimum Payments, Due in Four Years	19,500
Operating Leases, Future Minimum Payments, Due in Five Years	0
Operating Leases, Future Minimum Payments Due	$ 115,500